UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
7/31/13 (Unaudited)

COMMON STOCKS (36.6%)(a)
			Shares	Value

Basic materials (0.8%)

Bemis Co., Inc.			18,390	$757,484

International Flavors & Fragrances, Inc.			12,871	1,038,432

Packaging Corp. of America			19,235	1,034,651

PPG Industries, Inc.			15,369	2,465,802

Sherwin-Williams Co. (The)			11,182	1,947,569

Sigma-Aldrich Corp.			7,717	644,833

				7,888,771
Capital goods (1.4%)

Ball Corp.			24,042	1,076,841

Boeing Co. (The)			16,490	1,733,099

General Dynamics Corp.			22,091	1,885,246

Lockheed Martin Corp.			10,697	1,284,924

Northrop Grumman Corp.			18,445	1,698,046

Raytheon Co.			24,430	1,755,051

Rockwell Collins, Inc.			9,406	669,425

Roper Industries, Inc.			7,863	990,423

United Technologies Corp.			15,218	1,606,564

				12,699,619
Communication services (1.1%)

AT&T, Inc.			71,663	2,527,554

CenturyLink, Inc.			30,336	1,087,546

IAC/InterActiveCorp.			27,509	1,392,230

SBA Communications Corp. Class A(NON)			7,928	587,386

Verizon Communications, Inc.			90,017	4,454,041

				10,048,757
Conglomerates (2.5%)

3M Co.			40,587	4,766,131

Danaher Corp.			38,792	2,612,253

General Electric Co.			69,335	1,689,694

Marubeni Corp. (Japan)			713,000	4,966,459

Mitsubishi Corp. (Japan)			266,000	4,860,321

Mitsui & Co., Ltd. (Japan)			341,400	4,585,242

				23,480,100
Consumer cyclicals (5.6%)

Advance Auto Parts, Inc.			7,516	619,995

Amazon.com, Inc.(NON)			17,004	5,121,944

AutoZone, Inc.(NON)			3,146	1,411,233

Dillards, Inc. Class A			10,567	892,172

Dollar General Corp.(NON)			17,018	930,374

Dollar Tree, Inc.(NON)			20,763	1,113,935

Ecolab, Inc.			31,064	2,862,236

Equifax, Inc.			10,516	664,927

Home Depot, Inc. (The)			69,123	5,462,790

Kimberly-Clark Corp.			32,947	3,255,163

Macy's, Inc.			13,423	648,868

MasterCard, Inc. Class A			8,667	5,292,156

McGraw-Hill Cos., Inc. (The)			22,381	1,384,488

MSC Industrial Direct Co., Inc. Class A			4,866	393,903

O'Reilly Automotive, Inc.(NON)			10,251	1,284,040

Omnicom Group, Inc.			22,772	1,463,556

Paychex, Inc.			52,638	2,076,042

PetSmart, Inc.			10,351	757,900

Priceline.com, Inc.(NON)			3,372	2,952,759

Ross Stores, Inc.			17,651	1,190,913

Scripps Networks Interactive Class A			9,195	650,730

Target Corp.			42,228	3,008,744

Time Warner, Inc.			60,350	3,757,391

Towers Watson & Co. Class A			6,233	525,006

Tractor Supply Co.			7,400	896,362

Verisk Analytics, Inc. Class A(NON)			12,657	814,605

Viacom, Inc. Class B			36,405	2,649,191

Wal-Mart Stores, Inc.			3,383	263,671

				52,345,094
Consumer staples (4.4%)

Altria Group, Inc.			85,931	3,012,741

Church & Dwight Co., Inc.			13,529	861,797

Coca-Cola Co. (The)			17,968	720,157

Colgate-Palmolive Co.			51,472	3,081,628

Dunkin' Brands Group, Inc.			9,934	429,149

General Mills, Inc.			58,450	3,039,400

Hershey Co. (The)			18,496	1,754,716

ITOCHU Corp. (Japan)			483,000	5,751,997

JM Smucker Co. (The)			8,667	975,211

Kellogg Co.			27,269	1,806,299

Kraft Foods Group, Inc.			16,912	956,881

McDonald's Corp.			14,268	1,399,405

Panera Bread Co. Class A(NON)			3,280	547,924

PepsiCo, Inc.			30,442	2,543,124

Philip Morris International, Inc.			23,392	2,086,098

Procter & Gamble Co. (The)			21,668	1,739,940

Reynolds American, Inc.			36,359	1,797,225

Starbucks Corp.			48,216	3,434,908

Sumitomo Corp. (Japan)			398,200	5,335,903

				41,274,503
Energy (3.0%)

Chevron Corp.			62,962	7,926,286

ConocoPhillips			31,075	2,015,525

Diamond Offshore Drilling, Inc.			10,567	712,638

EQT Corp.			13,212	1,142,838

Exxon Mobil Corp.			117,631	11,027,905

Noble Energy, Inc.			14,690	917,978

Oceaneering International, Inc.			12,262	994,326

Phillips 66			33,609	2,066,954

Spectra Energy Corp.			42,566	1,531,950

				28,336,400
Financials (5.4%)

Alleghany Corp.(NON)			3,911	1,579,575

Allied World Assurance Co. Holdings AG			10,020	948,393

American Express Co.			26,636	1,964,938

Arch Capital Group, Ltd.(NON)			16,596	898,673

Arthur J Gallagher & Co.			28,853	1,280,496

Bank of Hawaii Corp.			37,833	2,105,028

Berkshire Hathaway, Inc. Class B(NON)			9,834	1,139,466

BlackRock, Inc.			4,650	1,311,114

Chubb Corp. (The)			29,311	2,535,402

Cullen/Frost Bankers, Inc.			39,954	2,878,286

Discover Financial Services			74,624	3,694,633

Essex Property Trust, Inc.(R)			3,383	545,644

Everest Re Group, Ltd.			11,986	1,600,491

Federal Realty Investment Trust(R)			5,483	577,524

Health Care REIT, Inc.(R)			18,813	1,213,250

IntercontinentalExchange, Inc.(NON)			12,579	2,295,039

JPMorgan Chase & Co.			22,935	1,278,168

Northern Trust Corp.			36,570	2,140,808

PartnerRe, Ltd.			15,007	1,343,727

People's United Financial, Inc.			224,360	3,365,400

Public Storage(R)			10,039	1,598,410

Rayonier, Inc.(R)			11,135	650,729

RenaissanceRe Holdings, Ltd.			13,054	1,135,306

Simon Property Group, Inc.(R)			17,862	2,858,992

T. Rowe Price Group, Inc.			38,159	2,871,082

Tanger Factory Outlet Centers(R)			9,512	308,474

Validus Holdings, Ltd.			26,865	951,827

Visa, Inc. Class A			22,196	3,928,913

Wells Fargo & Co.			29,280	1,273,680

				50,273,468
Health care (4.4%)

Abbott Laboratories			52,607	1,926,994

AbbVie, Inc.			53,662	2,440,548

AmerisourceBergen Corp.			35,336	2,059,029

Amgen, Inc.			27,797	3,010,137

Becton, Dickinson and Co.			13,845	1,436,003

Bristol-Myers Squibb Co.			61,095	2,641,748

C.R. Bard, Inc.			12,373	1,417,946

Cardinal Health, Inc.			45,028	2,255,453

Eli Lilly & Co.			37,415	1,987,111

Henry Schein, Inc.(NON)			13,845	1,437,526

Johnson & Johnson			21,985	2,055,598

McKesson Corp.			27,879	3,419,638

Merck & Co., Inc.			98,827	4,760,496

Perrigo Co.			4,390	546,072

Pfizer, Inc.			229,890	6,719,684

Quest Diagnostics, Inc.			22,407	1,306,552

Ventas, Inc.(R)			20,613	1,355,099

				40,775,634
Technology (6.3%)

Analog Devices, Inc.			35,734	1,763,830

Apple, Inc.			52,915	23,944,037

Avago Technologies, Ltd.			36,732	1,347,330

Google, Inc. Class A(NON)			5,488	4,871,149

Harris Corp.			12,684	723,876

Honeywell International, Inc.			47,671	3,955,740

IBM Corp.			37,493	7,312,635

Intuit, Inc.			37,459	2,394,379

L-3 Communications Holdings, Inc.			8,559	797,271

Linear Technology Corp.			36,253	1,470,422

Maxim Integrated Products, Inc.			43,865	1,254,539

Microsoft Corp.			65,523	2,085,597

Motorola Solutions, Inc.			30,336	1,663,323

Texas Instruments, Inc.			82,441	3,231,686

Xilinx, Inc.			38,053	1,776,695

				58,592,509
Transportation (0.7%)

C.H. Robinson Worldwide, Inc.			13,740	819,179

Copa Holdings SA Class A (Panama)			3,606	501,847

J. B. Hunt Transport Services, Inc.			8,796	659,084

Southwest Airlines Co.			65,809	910,138

United Parcel Service, Inc. Class B			43,999	3,819,113

				6,709,361
Utilities and power (1.0%)

Consolidated Edison, Inc.			43,337	2,595,886

DTE Energy Co.			34,993	2,474,005

Kinder Morgan, Inc.			32,975	1,245,136

Pinnacle West Capital Corp.			20,999	1,236,841

SCANA Corp.			28,536	1,481,304

				9,033,172

Total common stocks (cost $273,922,183)				$341,457,388

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.0%)

Government National Mortgage Association Pass-Through Certificates 4s, TBA, September 1, 2043			$9,000,000	$9,360,000

				9,360,000
U.S. Government Agency Mortgage Obligations (18.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043			2,772,532	2,854,516
3 1/2s, with due dates from August 1, 2042 to April 1, 2043			6,814,114	6,865,478

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, August 1, 2043			3,000,000	3,267,188
4s, TBA, September 1, 2043			35,000,000	36,240,040
4s, TBA, August 1, 2043			46,000,000	47,771,718
3 1/2s, with due dates from November 1, 2042 to June 1, 2043(FWC)			21,824,305	21,921,748
3 1/2s, TBA, August 1, 2043			40,000,000	40,315,624
3s, TBA, August 1, 2043			16,000,000	15,511,250

				174,747,562

Total U.S. government and agency mortgage obligations (cost $184,397,308)				$184,107,562

CORPORATE BONDS AND NOTES (14.7%)(a)
			Principal amount	Value

Basic materials (0.9%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$196,000	$209,412

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			85,000	89,250

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			650,000	705,250

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 5 1/2s, 2014 (Australia)			196,000	202,577

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)			1,000,000	1,065,000

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			1,500,000	1,590,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			1,215,000	1,230,188

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			1,105,000	1,149,200

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			500,000	515,000

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			265,000	345,605

SGL Carbon SE company guaranty sr. sub. FRN notes Ser. EMTN, 1.453s, 2015 (Germany)		EUR	150,000	194,222

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			$1,000,000	988,833

US Coatings Acquisition, Inc./Flash Dutch 2 BV 144A company guaranty sr. notes 5 3/4s, 2021 (Netherlands)		EUR	100,000	133,668

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)			$230,000	257,727

				8,675,932
Capital goods (1.0%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			1,400,000	1,473,500

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			1,750,000	1,981,875

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			115,000	129,610

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015			148,000	154,751

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014			359,000	370,101

Deere & Co. sr. unsec. notes 6.95s, 2014			148,000	154,928

General Cable Corp. company guaranty sr. unsec. unsub. FRN notes 2.649s, 2015			125,000	123,125

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	150,000	216,678

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$445,000	480,600

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			1,155,000	1,198,313

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			1,250,000	1,296,875

Schaeffler Holding Finance BV 144A sr. unsec. notes 6 7/8s, 2018 (Netherlands)		EUR	245,000	331,640

Silver II Borrower/Silver II US Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 3/4s, 2020 (Luxembourg)			$850,000	890,375

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015			263,000	282,661

				9,085,032
Communication services (2.5%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			196,000	200,900

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015			1,501,000	1,550,410

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes 5.55s, 2014			263,000	269,080

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			400,000	424,000

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			390,000	413,400

Comcast Corp. company guaranty sr. unsec. unsub. notes 2.85s, 2023			735,000	698,373

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Netherlands)			263,000	291,781

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			250,000	267,500

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			1,250,000	1,303,125

DISH DBS Corp. company guaranty notes 7s, 2013			220,000	221,760

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			495,000	549,450

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	136,825

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			1,000,000	1,052,500

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			700,000	731,500

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			1,250,000	1,387,500

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			500,000	550,000

Lynx I Corp. 144A sr. notes 6s, 2021		GBP	540,000	842,012

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			$1,500,000	1,530,000

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)			837,000	839,093

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			1,120,000	1,075,200

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017			290,000	328,160

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			1,500,000	1,586,250

Telefonica Emisiones SAU company guaranty notes 6.421s, 2016 (Spain)			140,000	154,051

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.949s, 2015 (Spain)			185,000	192,838

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)		EUR	115,000	159,133

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)		EUR	165,000	225,906

Time Warner Cable, Inc. company guaranty sr. unsec. notes 5.85s, 2017			$555,000	606,179

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			560,000	607,084

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016			846,000	937,453

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017 (United Kingdom)			297,000	332,832

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			1,775,000	1,952,500

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	110,000	152,302

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$420,000	432,600

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,000,000	1,117,500

				23,119,197
Consumer cyclicals (1.3%)

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			570,000	457,425

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			860,000	893,863

Clear Channel Communications, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			475,000	473,813

Daimler Finance North America, LLC company guaranty 6 1/2s, 2013			163,000	165,640

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			500,000	526,250

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			312,000	337,740

Gibson Brands, Inc. 144A sr. unsec. notes 8 7/8s, 2018			477,000	491,310

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			163,000	181,407

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			500,000	513,750

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	391,271	533,540

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			$1,000,000	1,052,500

Navistar International Corp. sr. notes 8 1/4s, 2021			1,250,000	1,271,875

News America, Inc. company guaranty sr. unsec. notes 4 1/2s, 2021			263,000	281,830

Owens Corning company guaranty sr. unsec. notes 9s, 2019			47,000	57,693

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			200,000	223,500

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			1,300,000	1,482,000

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			645,000	664,350

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			500,000	547,500

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			395,000	437,463

Target Corp. sr. unsec. notes 5 3/8s, 2017			263,000	300,004

Time Warner, Inc. company guaranty sr. unsec. notes 5 7/8s, 2016			426,000	486,184

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			333,500	346,840

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014			622,000	635,711

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			162,000	171,720

				12,533,908
Consumer staples (0.8%)

Altria Group, Inc. company guaranty sr. unsec. notes 4 1/8s, 2015			387,000	413,247

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4 1/8s, 2015			359,000	377,124

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016			163,000	167,107

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			590,000	671,125

CVS Corp. sr. unsec. notes 5 3/4s, 2017			113,000	130,357

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2017 (United Kingdom)			196,000	226,508

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	750,000	1,040,167

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017			$163,000	188,967

Landry's Inc. 144A sr. unsec. notes 9 3/8s, 2020			1,750,000	1,890,000

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			500,000	535,000

Mondelez International, Inc. sr. unsec. unsub. notes 4 1/8s, 2016			622,000	666,579

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015			459,000	475,755

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018			196,000	228,540

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015			263,000	274,874

				7,285,350
Energy (1.9%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			170,000	192,196

BP Capital Markets PLC company guaranty sr. unsec. notes 3 7/8s, 2015 (United Kingdom)			148,000	155,622

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			115,000	124,771

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			1,000,000	1,092,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			445,000	492,838

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			685,000	714,113

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			1,000,000	1,006,250

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015			521,000	551,246

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			1,000,000	1,005,000

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes 5.8s, 2014 (Canada)			230,000	238,577

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			500,000	527,855

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			1,500,000	1,515,000

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			110,000	115,500

Linn Energy LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			1,250,000	1,215,625

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			265,000	295,475

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			1,000,000	975,000

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,805,000	1,704,714

Samson Investment Co. 144A sr. unsec. notes 10s, 2020			2,500,000	2,650,000

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			459,000	480,602

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			2,000,000	2,035,000

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017			196,000	230,491

				17,318,375
Financials (2.8%)

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014			196,000	204,639

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,000,000	1,083,416

American Express Credit Corp. sr. unsec. unsub. notes 5 1/8s, 2014			588,000	615,640

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.45s, 2017			325,000	361,391

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			2,085,000	2,350,758

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			265,000	265,530

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)			359,000	373,758

BB&T Corp. unsec. sub. notes 5.2s, 2015			196,000	214,029

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 1.3s, 2018			717,000	698,561

Capital One Financial Corp. 144A sr. unsec. notes 3 1/2s, 2023			289,000	273,836

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			520,000	552,500

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			218,000	278,130

Credit Suisse of New York sr. unsec. notes 5 1/2s, 2014			818,000	847,856

Deutsche Bank AG London sr. unsec. notes 6s, 2017 (United Kingdom)			359,000	414,410

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			1,190,000	1,264,375

General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019			2,050,000	2,389,206

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017			1,597,000	1,821,402

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB bonds 8 1/8s, 2038			645,000	736,913

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			435,000	491,857

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			1,000,000	1,056,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			700,000	727,125

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015			1,759,000	1,828,655

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)			200,000	208,000

Metropolitan Life Global Funding I 144A notes 3s, 2023			260,000	247,749

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			400,000	425,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. FRN notes 6 1/2s, 2018			610,000	611,525

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015			167,000	174,139

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN, 4 3/4s, 2015			325,000	351,109

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			230,000	228,832

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			230,000	264,528

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015			250,000	260,802

US Bancorp sr. unsec. unsub. notes 2.45s, 2015			263,000	271,859

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			250,000	270,000

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes 6 1/4s, 2035 (Russia)			500,000	528,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,500,000	1,608,750

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017			1,334,000	1,530,793

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)			230,000	240,198

				26,072,271
Health care (1.8%)

Amgen, Inc. sr. unsec. notes 5.85s, 2017			196,000	224,085

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			1,969,000	2,008,380

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			196,000	228,369

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			2,000,000	2,040,000

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			175,000	187,526

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	445,000	631,333

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$500,000	561,250

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			525,000	582,750

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes 4 3/8s, 2014			263,000	270,281

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			50,000	54,125

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	671,000

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			1,390,000	1,452,550

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			565,000	593,250

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			856,000	939,460

Merck & Co., Inc. sr. unsec. notes 4s, 2015			297,000	316,315

Novartis Capital Corp. company guaranty sr. unsec. notes 2.9s, 2015			263,000	273,982

Pfizer, Inc. sr. unsec. notes 5.35s, 2015			622,000	668,367

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)		EUR	260,000	354,365

Service Corp. International/US sr. notes 7s, 2017			$185,000	204,888

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			1,250,000	1,300,000

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	713,213

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			196,000	230,135

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			2,430,000	2,515,050

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016			93,000	102,151

				17,122,825
Technology (0.6%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			133,000	135,660

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			330,000	335,775

Ceridian Corp. 144A sr. unsec. notes 11s, 2021			1,500,000	1,713,750

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016			297,000	332,161

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			500,000	522,500

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,000,000	1,083,750

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			263,000	270,764

IBM Corp. sr. unsec. notes 5.7s, 2017			392,000	454,107

Oracle Corp. sr. unsec. notes 5 1/4s, 2016			359,000	397,635

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			230,000	240,512

				5,486,614
Transportation (0.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			1,000,000	1,035,000

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			1,000,000	1,042,500

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014			196,000	200,403

				2,277,903
Utilities and power (0.9%)

AES Corp. (VA) sr. unsec. unsub. notes 9 3/4s, 2016			150,000	175,500

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			1,000,000	1,160,000

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038			111,000	135,824

Calpine Corp. 144A sr. notes 7 1/4s, 2017			315,000	329,175

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019			160,000	185,039

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			93,000	116,406

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			510,000	593,051

Duke Energy Carolinas, LLC sr. unsec. unsub. notes 6.3s, 2014			510,000	523,909

El Paso Corp. sr. unsec. notes 7s, 2017			465,000	518,096

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			585,000	563,063

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017			230,000	269,125

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			1,000,000	1,140,000

Exelon Corp. sr. unsec. notes 4.9s, 2015			488,000	521,043

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031			130,000	131,153

FPL Group Capital, Inc. company guaranty sr. unsec. notes 7 7/8s, 2015			163,000	188,214

Kinder Morgan Energy Partners LP notes 6s, 2017			263,000	298,936

National Rural Utilities Cooperative Finance Corp. sr. bonds 10 3/8s, 2018			134,000	184,779

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018			185,000	239,806

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015			196,000	210,553

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			125,000	165,018

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s, 2018 (Canada)			230,000	276,692

				7,925,382

Total corporate bonds and notes (cost $133,988,221)				$136,902,789

MORTGAGE-BACKED SECURITIES (14.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (5.8%)

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.457s, 2034			$541,364	$713,842
IFB Ser. 3859, Class SG, IO, 6.509s, 2039			5,309,945	797,288
IFB Ser. 3860, Class SP, IO, 6.409s, 2040			3,087,712	473,130
IFB Ser. 3856, Class PS, IO, 6.409s, 2040			1,426,840	176,406
IFB Ser. 3861, Class PS, IO, 6.409s, 2037			1,407,811	211,974
IFB Ser. 3708, Class SQ, IO, 6.359s, 2040			5,439,474	936,677
IFB Ser. 3907, Class KS, IO, 6.359s, 2040			2,475,632	419,418
IFB Ser. 3708, Class SA, IO, 6.259s, 2040			8,801,462	1,420,556
IFB Ser. 3934, Class SA, IO, 6.209s, 2041			2,313,945	445,689
IFB Ser. 3232, Class KS, IO, 6.109s, 2036			1,147,550	119,058
IFB Ser. 3116, Class AS, IO, 5.909s, 2034			1,517,145	118,380
IFB Ser. 3964, Class SA, IO, 5.809s, 2041			7,523,529	1,092,642
IFB Ser. 3852, Class NT, 5.809s, 2041			2,847,206	2,794,135
IFB Ser. 3752, Class PS, IO, 5.809s, 2040			2,444,618	375,493
IFB Ser. 308, Class S1, IO, 5.751s, 2043			5,036,000	1,141,158
Ser. 3687, Class CI, IO, 5s, 2038			2,423,074	297,311
Ser. 3632, Class CI, IO, 5s, 2038			341,443	26,656
Ser. 3626, Class DI, IO, 5s, 2037			144,146	4,311
Ser. 304, Class C27, IO, 4 1/2s, 2042			3,034,904	544,522
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,670,869	497,049
Ser. 3747, Class HI, IO, 4 1/2s, 2037			311,459	36,474
Ser. 4116, Class MI, IO, 4s, 2042			5,399,224	947,160
Ser. 3751, Class MI, IO, 4s, 2034			137,624	2,377
Ser. 304, Class C53, IO, 4s, 2032			3,841,387	570,907
Ser. 4245, Class AS, IO, 3 1/2s, 2043(FWC)			5,737,000	1,254,969
Ser. BC-4604, Class SA, IO, 3 1/2s, 2043(FWC)			5,590,000	1,201,850
Ser. 304, IO, 3 1/2s, 2027			2,758,812	319,801
Ser. 304, Class C37, IO, 3 1/2s, 2027			2,033,475	238,079
Ser. 4158, Class TI, IO, 3s, 2042			8,634,975	1,219,690
Ser. 4165, Class TI, IO, 3s, 2042			7,212,596	1,003,993
Ser. 4183, Class MI, IO, 3s, 2042			2,913,825	398,903
Ser. T-8, Class A9, IO, 0.468s, 2028			239,560	2,545
Ser. T-59, Class 1AX, IO, 0.275s, 2043			555,171	7,005
Ser. T-48, Class A2, IO, 0.212s, 2033			816,651	8,071
FRB Ser. T-54, Class 2A, IO, zero %, 2043			331,709	52

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.55s, 2035			88,873	145,964
IFB Ser. 05-122, Class SE, 22.435s, 2035			288,454	411,231
IFB Ser. 11-4, Class CS, 12.52s, 2040			1,587,481	1,871,881
IFB Ser. 12-96, Class PS, IO, 6.51s, 2041			3,823,952	698,866
IFB Ser. 12-75, Class SK, IO, 6.46s, 2041			2,986,323	589,082
IFB Ser. 12-75, Class KS, IO, 6.36s, 2042			1,861,616	344,995
IFB Ser. 404, Class S13, IO, 6.21s, 2040			139,478	24,326
IFB Ser. 10-35, Class SG, IO, 6.21s, 2040			3,299,650	551,141
IFB Ser. 12-132, Class SB, IO, 6.01s, 2042			2,523,047	347,625
Ser. 397, Class 2, IO, 5s, 2039			94,216	15,693
Ser. 398, Class C5, IO, 5s, 2039			438,673	59,309
Ser. 10-13, Class EI, IO, 5s, 2038			333,075	14,448
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			3,590,381	370,132
Ser. 13-44, Class PI, IO, 4s, 2043			1,748,236	294,742
Ser. 12-124, Class UI, IO, 4s, 2042			5,937,380	1,081,197
Ser. 12-96, Class PI, IO, 4s, 2041			1,861,869	301,567
Ser. 406, Class 2, IO, 4s, 2041			379,472	71,455
Ser. 406, Class 1, IO, 4s, 2041			203,537	39,283
Ser. 409, Class C16, IO, 4s, 2040			874,145	166,822
Ser. 417, Class C19, IO, 3 1/2s, 2033			4,210,671	649,622
Ser. 13-6, Class BI, IO, 3s, 2042			5,657,778	649,513
Ser. 13-35, Class IP, IO, 3s, 2042(F)			4,010,468	494,799
Ser. 13-23, Class PI, IO, 3s, 2041			5,455,596	623,084
Ser. 13-55, Class MI, IO, 3s, 2032			3,694,295	530,575
Ser. 03-W10, Class 1, IO, 1.252s, 2043			333,864	12,350
Ser. 98-W2, Class X, IO, 0.86s, 2028			1,541,858	89,621
Ser. 98-W5, Class X, IO, 0.809s, 2028			445,192	20,034
Ser. 03-W1, Class 2A, IO, zero %, 2042			699,564	55
Ser. 08-36, Class OV, PO, zero %, 2036			39,417	33,124

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.488s, 2035			8,218,156	1,232,732
IFB Ser. 13-91, Class SP, IO, 6.108s, 2042			4,708,517	915,242
IFB Ser. 12-149, Class LS, IO, 6.058s, 2042			5,632,948	929,436
IFB Ser. 10-20, Class SE, IO, 6.058s, 2040			6,380,524	1,049,596
IFB Ser. 10-26, Class QS, IO, 6.058s, 2040			1,682,366	303,877
IFB Ser. 13-87, Class SA, IO, 6.008s, 2043			4,873,329	803,773
IFB Ser. 10-120, Class SB, IO, 6.008s, 2035			367,857	35,071
IFB Ser. 13-99, Class SL, IO, 5.958s, 2043			3,586,000	669,542
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040			3,511,601	594,338
IFB Ser. 12-77, Class MS, IO, 5.908s, 2042			2,840,687	697,417
IFB Ser. 10-158, Class SA, IO, 5.858s, 2040			2,030,271	344,862
IFB Ser. 10-151, Class SA, 5.858s, 2040			2,016,626	342,665
IFB Ser. 10-61, Class SJ, IO, 5.858s, 2040			1,044,870	167,848
IFB Ser. 10-89, Class SD, IO, 5.738s, 2040			1,447,683	233,442
IFB Ser. 11-70, Class SN, IO, 5.708s, 2041			1,610,000	401,695
IFB Ser. 11-70, Class SH, IO, 5.698s, 2041			1,892,718	471,003
IFB Ser. 10-15, Class AS, IO, 5.568s, 2040			6,779,706	981,023
IFB Ser. 10-31, Class SA, IO, 5.558s, 2040			9,539,651	1,493,089
IFB Ser. 10-42, Class DS, IO, 5.508s, 2040			7,438,617	1,134,397
IFB Ser. 10-115, Class BS, IO, 5.208s, 2040			2,231,811	325,978
Ser. 13-3, Class IT, IO, 5s, 2043			1,997,780	400,237
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			339,932	57,618
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			4,996,358	1,026,496
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			7,130,086	900,173
Ser. 13-24, Class PI, IO, 4s, 2042			2,278,638	434,491
Ser. 12-47, Class CI, IO, 4s, 2042			3,056,207	551,919
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			3,224,000	481,585
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			9,382,192	1,587,748
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			6,293,429	960,629
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			3,722,917	596,411
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			9,018,490	1,301,278
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			1,972,293	324,403
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,680,214	545,076
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			10,713,211	1,531,775

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.682s, 2027			118,593	889
Ser. 98-3, IO, 0.175s, 2027			72,857	1,070
Ser. 98-2, IO, 0.08s, 2027			62,740	451
Ser. 98-4, IO, zero %, 2026			93,472	2,300

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 5.985s, 2045			1,129,456	197,655

				54,349,337
Commercial mortgage-backed securities (5.4%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			710,000	714,012
Ser. 06-1, Class B, 5.49s, 2045			255,000	232,212
Ser. 06-6, Class A2, 5.309s, 2045			212,175	213,371
FRB Ser. 05-6, Class G, 5.185s, 2047			443,000	363,260
Ser. 05-4, Class C, 5.147s, 2045			495,000	435,600
Ser. 05-3, Class AJ, 4.767s, 2043			225,000	221,088
Ser. 07-1, Class XW, IO, 0.323s, 2049			3,282,514	28,322

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.857s, 2042			3,433,787	21,193
Ser. 02-PB2, Class XC, IO, 0.407s, 2035			1,350,774	720

Banc of America Commercial Mortgage Trust FRB Ser. 05-5, Class D, 5.229s, 2045			426,000	409,429

Banc of America Commercial Trust 144A
FRB Ser. 08-1, Class C, 6.249s, 2051			584,000	486,238
Ser. 04-2, Class G, 5.239s, 2038			1,000,000	1,034,700
Ser. 04-2, Class F, 4.992s, 2038			650,000	670,865

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.959s, 2042			169,000	183,326
FRB Ser. 07-PW17, Class AJ, 5.888s, 2050(F)			241,000	228,917
FRB Ser. 06-PW12, Class AJ, 5.754s, 2038			544,000	556,153
FRB Ser. 06-PW11, Class AJ, 5.435s, 2039			332,000	345,539
Ser. 05-PWR7, Class D, 5.304s, 2041			431,000	391,736
Ser. 05-PWR7, Class C, 5.235s, 2041			489,000	460,042
FRB Ser. 05-T20, Class C, 5.143s, 2042			324,000	312,077
Ser. 05-PWR9, Class C, 5.055s, 2042			281,000	260,206

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			1,010,000	999,799
FRB Ser. 06-PW11, Class C, 5.435s, 2039			200,000	191,000

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class B, 5.029s, 2043			770,000	700,084

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045			1,486,000	1,300,993

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.119s, 2044			262,000	250,538

Commercial Mortgage Trust 144A FRB Ser. 13-LC6, Class D, 4.291s, 2046			299,000	249,114

Commercial Mortgage Trust
FRB Ser. 07-C9, Class C, 5.8s, 2049			250,000	238,288
FRB Ser. 07-C9, Class D, 5.8s, 2049			350,000	322,805
Ser. 07-C9, Class AJ, 5.65s, 2049			627,000	653,898
Pass-Through Cerficiates, FRB Ser. 04-LB3A, Class E, 5.354s, 2037			693,000	699,861
FRB Ser. 05-LP5, Class D, 5.089s, 2043			359,000	369,171

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.335s, 2045			301,000	252,775
FRB Ser. 13-CR6, Class D, 4.177s, 2046			320,000	285,475
FRB Ser. 13-CR8, Class D, 3.971s, 2046			450,000	361,766
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049			913,000	798,875

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.762s, 2039			200,668	201,337

CS First Boston Mortgage Securities Corp. Ser. 02-CP5, Class E, 5.339s, 2035			539,000	540,094

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class H, 6.326s, 2035			460,000	448,800
Ser. 03-C3, Class AX, IO, 1.301s, 2038			594,510	6

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.444s, 2044			531,000	510,404

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			733,189	735,022

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.294s, 2045			258,000	242,520
FRB Ser. 06-C1, Class AJ, 5.292s, 2044			103,000	101,149

GE Commercial Mortgage Corporation Trust 144A FRB Ser. 04-C1, Class G, 5.157s, 2038			567,000	575,108

GMAC Commercial Mortgage Securities, Inc.
FRB Ser. 03-C2, Class E, 5.475s, 2040			2,310,000	2,310,000
Ser. 04-C3, Class B, 4.965s, 2041			233,000	200,089

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			320,000	295,008
FRB Ser. 05-GG3, Class D, 4.986s, 2042			783,000	773,362

Greenwich Capital Commercial Funding Corp. 144A FRB Ser. 03-C1, Class J, 5.363s, 2035			670,000	670,000

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.545s, 2038			299,000	301,056
Ser. 05-GG4, Class B, 4.841s, 2039			970,000	937,893
Ser. 05-GG4, Class AJ, 4.782s, 2039			313,000	310,749

GS Mortgage Securities Trust 144A
FRB Ser. GC10, Class D, 4.285s, 2046			636,000	531,187
Ser. 06-GG8, Class X, IO, 0.555s, 2039			54,679,584	1,017,040

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			1,250,500	1,275,760
FRB Ser. 06-LDP7, Class B, 5.863s, 2045			619,000	514,775
Ser. 07-LD12, Class A2, 5.827s, 2051			225,151	227,403
FRB Ser. 04-CB9, Class B, 5.647s, 2041			800,000	820,720
Ser. 06-LDP6, Class AJ, 5.565s, 2043			931,000	941,613
Ser. 02-C3, Class D, 5.314s, 2035			56,802	56,740
FRB Ser. 05-LDP3, Class D, 5.193s, 2042			555,000	514,985
Ser. 03-C1, Class D, 5.192s, 2037			2,152,425	2,182,559
FRB Ser. 04-CBX, Class B, 5.021s, 2037			210,000	207,996
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			463,000	417,565
FRB Ser. 05-LDP2, Class C, 4.911s, 2042			301,000	291,970
FRB Ser. 13-C10, Class D, 4.161s, 2047			309,000	250,510
Ser. 07-LDPX, Class X, IO, 0.291s, 2049			12,752,302	113,495

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6.171s, 2051			392,000	381,969
FRB Ser. 07-CB20, Class C, 6.171s, 2051			543,000	502,085
FRB Ser. 11-C3, Class E, 5.541s, 2046			262,000	266,271
FRB Ser. 11-C5, Class D, 5.314s, 2046			565,000	555,791
FRB Ser. 12-CBX, Class E, 5.188s, 2045			852,000	762,254
FRB Ser. 12-LC9, Class E, 4.428s, 2047			763,000	637,251

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.512s, 2040(F)			175,665	172,125

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			905,000	899,661
FRB Ser. 06-C3, Class C, 5.704s, 2039			1,250,000	1,075,000
FRB Ser. 06-C6, Class C, 5.482s, 2039			377,000	351,477
Ser. 05-C7, Class C, 5.35s, 2040			324,000	332,262
Ser. 07-C2, Class XW, IO, 0.498s, 2040			1,893,042	36,941

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class J, 5.893s, 2037			1,000,000	1,011,300
FRB Ser. 03-C8, Class K, 5.893s, 2037			1,441,000	1,446,044

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.253s, 2051			328,000	334,626
FRB Ser. 05-CIP1, Class B, 5.18s, 2038			265,000	246,450
Ser. 04-KEY2, Class D, 5.046s, 2039			263,000	256,346

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			208,000	203,362

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A Ser. 06-4, Class XC, IO, 0.198s, 2049			52,190,967	615,853

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			858,000	789,360

Morgan Stanley/Bank of America/Merrill Lynch Trust 144A FRB Ser. 13-LC10, Class D, 4.291s, 2046(F)			306,000	247,858

Morgan Stanley Bank of America Merrill Lynch Trust 144A Ser. 13-C8, Class D, 4.172s, 2048			506,000	418,563

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.647s, 2042			387,000	420,050
Ser. 07-HQ11, Class C, 5.558s, 2044			322,000	275,600
FRB Ser. 06-HQ8, Class AJ, 5.496s, 2044			208,000	211,622
FRB Ser. 06-HQ8, Class D, 5.496s, 2044			274,000	252,053
Ser. 04-HQ4, Class E, 5.15s, 2040			234,000	232,970

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			635,000	586,352
FRB Ser. 12-C4, Class D, 4.502s, 2045			534,000	443,222

Wachovia Bank Commercial Mortgage Trust Ser. 06-C24, Class AJ, 5.658s, 2045			403,000	392,240

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.239s, 2044			569,000	572,243

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.248s, 2044			737,000	691,947
FRB Ser. 12-C10, Class D, 4.461s, 2045			637,000	534,548
FRB Ser. 13-C11, Class D, 4.185s, 2045			298,000	247,387
FRB Ser. 13-C14, Class D, 4.003s, 2046			450,000	355,136

				50,518,582
Residential mortgage-backed securities (non-agency) (3.1%)

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			348,454	284,861
FRB Ser. 07-C, Class 07-C, 2.761s, 2036			2,693,867	2,390,807
FRB Ser. 06-G, Class 2A5, 0.472s, 2036			2,129,321	1,847,186

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			286,633	169,114
Ser. 12-RR10, Class 8A2, 4s, 2036			588,739	579,908
FRB Ser. 12-RR10, Class 9A2, 2.673s, 2035			280,000	229,600

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 1A3, 12.395s, 2037			298,265	189,399
FRB Ser. 12-RR11, Class 5A3, 12.292s, 2037			291,291	168,949
FRB Ser. 13-RR2, Class 3A2, 8.735s, 2036			490,000	453,250
Ser. 12-RR12, Class 1A2, 4s, 2037			215,245	212,555
Ser. 12-RR11, Class 11A2, 2.6s, 2036			997,445	698,211
Ser. 09-RR7, Class 1A7, IO, 1.781s, 2046			14,484,913	484,339
Ser. 09-RR7, Class 2A7, IO, 1.591s, 2047			23,555,157	956,339

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR8, Class A3A, 0.42s, 2046			1,551,937	1,101,875

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 5A6, 2.988s, 2035			2,096,778	1,897,584

Lavender Trust 144A Ser. 10-RR2A, Class A4, 6 1/4s, 2036(F)			3,167,671	2,058,997

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A5, Class A3, 2.481s, 2035(F)			900,000	819,000

WAMU Mortgage Pass-Through Certificates
Ser. 04-AR8, Class X, IO, PO, 1.702s, 2044			6,612,258	396,735
Ser. 05-AR8, Class X, IO, PO, 1.626s, 2045			7,452,280	382,302
Ser. 05-AR11, Class X, IO, PO, 1.512s, 2045			16,889,771	739,772
Ser. 05-AR19, Class X, IO, PO, 1 1/2s, 2045			5,958,598	301,505
Ser. 05-AR13, Class X, IO, PO, 1.488s, 2045			15,250,801	702,940
FRB Ser. 06-AR1, Class 2A1B, 1.232s, 2046			1,640,662	1,346,327
FRB Ser. 06-AR1, Class 2A1C, 1.232s, 2046			2,109,422	1,181,276
FRB Ser. 06-AR3, Class A1B, 1.162s, 2046			549,939	417,953
FRB Ser. 05-AR11, Class A1C3, 0.7s, 2045			1,517,114	1,168,178
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034			738,454	635,070
FRB Ser. 05-AR17, Class A1C3, 0.67s, 2045			1,812,439	978,717
FRB Ser. 05-AR11, Class A1C4, 0.63s, 2045			917,202	706,245
FRB Ser. 05-AR17, Class A1C4, 0.59s, 2045			2,943,634	1,574,844
FRB Ser. 05-AR1, Class A1B, 0.58s, 2045			243,995	199,466
FRB Ser. 05-AR13, Class A1B3, 0.55s, 2045			262,572	221,874
FRB Ser. 05-AR15, Class A1B3, 0.53s, 2045			268,415	215,403

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-16, Class 1A7, 6s, 2037			478,397	496,337
Ser. 05-11, Class 2A5, 5 1/2s, 2035			1,724,556	1,750,424
FRB Ser. 06-AR6, Class 7A2, 5.005s, 2036			615,682	603,291

				28,560,633

Total mortgage-backed securities (cost $130,597,392)				$133,428,552

SENIOR LOANS (5.9%)(a)(c)
			Principal amount	Value

Basic materials (0.5%)

AIlnex Luxembourg & CY SCA bank term loan FRN 8 1/4s, 2020 (Luxembourg)			$500,000	$509,375

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			658,392	663,330

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			341,608	344,170

MacDermid, Inc. bank term loan FRN 7 1/2s, 2020			1,750,000	1,767,500

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			1,165,000	1,167,913

				4,452,288
Communication services (0.3%)

Asurion Corp. bank term loan FRN 11s, 2019			1,500,000	1,567,500

Asurion, LLC bank term loan FRN Ser. B2, 3 1/2s, 2020			667,000	652,618

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019			990,000	996,652

				3,216,770
Consumer cyclicals (2.7%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018			1,940,338	1,952,465

American Casino & Entertainment Properties, LLC bank term loan FRN 6s, 2020			1,300,000	1,298,375

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019			731,325	736,679

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			1,088,175	1,093,072

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.443s, 2018			1,957,421	1,732,668

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020			1,500,000	1,537,500

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			860,427	867,956

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.945s, 2019			1,617,000	1,488,449

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 6s, 2016		CAD	1,976,172	1,916,816

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018			$685,009	686,071

J. Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2018			977,500	982,795

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018			1,465,000	1,474,156

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			575,698	576,058

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019			995,000	995,614

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017			83,634	84,052

Roofing Supply Group, LLC bank term loan FRN Class B, 5s, 2019			992,500	994,981

Sabre, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019			1,741,250	1,762,472

Station Casinos, LLC bank term loan FRN Ser. B, 5s, 2020			1,246,875	1,256,450

Travelport, LLC bank term loan FRN 9 1/2s, 2016			625,223	643,198

Travelport, LLC bank term loan FRN 6 1/4s, 2019			1,615,000	1,613,789

TWCC Holding Corp. bank term loan FRN 7s, 2020			1,000,000	1,022,500

Van Wagner Communications, Inc. bank term loan FRN Ser. B, 8 1/4s, 2018			495,000	495,412

				25,211,528
Consumer staples (0.4%)

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			2,000,000	2,012,500

Sprouts Farmers Market, LLC bank term loan FRN 4 1/2s, 2020			1,000,000	998,750

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020			335,000	336,256

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020			151,899	152,184

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020			82,513	82,668

				3,582,358
Energy (0.4%)

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			411,115	409,353

Quicksilver Resources, Inc. bank term loan FRN 7s, 2019			1,325,000	1,272,000

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			398,000	400,405

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017			1,284,938	1,291,362

				3,373,120
Financials (0.4%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			1,323	1,327

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			1,500,000	1,500,000

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			396,000	396,000

Walter Investment Management Corp. bank term loan FRN 5 3/4s, 2017			1,693,513	1,705,911

				3,603,238
Health care (0.4%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			995,000	997,488

Kinetic Concepts, Inc. bank term loan FRN Ser. D1, 4 1/2s, 2018			1,344,829	1,358,277

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			709,236	713,570

Steward Health Care System, LLC bank term loan FRN Ser. B, 6 3/4s, 2020			1,000,000	1,005,000

				4,074,335
Technology (0.4%)

Avaya, Inc. bank term loan FRN Ser. B5, 8s, 2018			1,753,130	1,647,455

First Data Corp. bank term loan FRN 4.191s, 2018			1,500,000	1,498,437

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018			619,250	624,668

				3,770,560
Transportation (0.3%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			1,575,000	1,555,313

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)			1,500,000	1,515,000

				3,070,313
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.721s, 2017			1,093,159	765,553

				765,553

Total senior loans (cost $55,195,039)				$55,120,063

COMMODITY LINKED NOTES (2.0%)(a)(CLN)
			Principal amount	Value

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)			$18,058,000	$18,618,630

Total commodity Linked Notes (cost $18,058,000)				$18,618,630

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$725,000	$610,813

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013 (Argentina)			1,305,000	1,340,888

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			3,710,000	3,478,125

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			775,000	827,313

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			220,000	232,694

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017 (Ukraine)			150,000	136,125

Total foreign government and agency bonds and notes (cost $6,780,614)				$6,625,958

PURCHASED EQUITY OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jul-14/$147.00		127,545	$594,360

SPDR S&P 500 ETF Trust (Put)	Jun-14/138.00		143,756	411,142

SPDR S&P 500 ETF Trust (Put)	May-14/145.00		126,921	421,378

SPDR S&P 500 ETF Trust (Put)	Apr-14/133.00		131,654	208,799

SPDR S&P 500 ETF Trust (Put)	Mar-14/130.00		132,496	149,687

SPDR S&P 500 ETF Trust (Put)	Feb-14/130.00		131,634	114,966

SPDR S&P 500 ETF Trust (Put)	Jan-14/125.00		132,805	57,636

SPDR S&P 500 ETF Trust (Put)	Dec-13/125.00		196,257	60,256

SPDR S&P 500 ETF Trust (Put)	Nov-13/125.00		163,591	21,972

SPDR S&P 500 ETF Trust (Put)	Oct-13/123.00		169,261	9,402

SPDR S&P 500 ETF Trust (Put)	Sep-13/125.00		178,845	1,858

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00		99,419	388

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00		64,700	252

Total purchased equity options outstanding (cost $6,973,061)				$2,052,096

INVESTMENT COMPANIES (0.1%)(a)
			Shares	Value

Ares Capital Corp.			52,955	$942,069

Total investment Companies (cost $930,749)				$942,069

SHORT-TERM INVESTMENTS (25.1%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.02%(AFF)			69,555,426	$69,555,426

SSgA Prime Money Market Fund 0.02%(P)			24,650,000	24,650,000

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014(SEG)(SEGSF)			$20,000,000	19,988,240

U.S. Treasury Bills with an effective yield of 0.11%, April 3, 2014			15,000,000	14,992,860

U.S. Treasury Bills with an effective yield of 0.10%, March 6, 2014			18,250,000	18,242,299

U.S. Treasury Bills with an effective yield of 0.10%, February 6, 2014			18,250,000	18,243,284

U.S. Treasury Bills with an effective yield of 0.09%, December 19, 2013			18,250,000	18,246,095

U.S. Treasury Bills with an effective yield of 0.12%, December 12, 2013(SEG)(SEGSF)			7,500,000	7,498,755

U.S. Treasury Bills with an effective yield of 0.15%, November 14, 2013(SEG)(SEGCCS)			16,500,000	16,498,202

U.S. Treasury Bills with effective yields ranging from 0.15% to 0.18%, August 22, 2013(SEG)			26,500,000	26,497,363

Total short-term investments (cost $234,387,502)				$234,412,524

TOTAL INVESTMENTS

Total investments (cost $1,045,230,069)(b)				$1,113,667,631

FORWARD CURRENCY CONTRACTS at 7/31/13 (aggregate face value $287,105,457) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$497,643	$534,070	$(36,427)
	British Pound	Buy	9/18/13	94,744	95,561	(817)
	Canadian Dollar	Sell	10/18/13	941,360	920,056	(21,304)
	Euro	Buy	9/18/13	211,426	208,068	3,358
	Euro	Sell	9/18/13	211,426	206,688	(4,738)
	Japanese Yen	Sell	8/22/13	2,866,307	2,922,191	55,884
	Singapore Dollar	Sell	8/22/13	1,897,183	1,911,904	14,721
	South Korean Won	Buy	8/22/13	1,276,067	1,269,621	6,446
	South Korean Won	Sell	8/22/13	1,276,067	1,256,317	(19,750)
Barclays Bank PLC
	Australian Dollar	Buy	10/18/13	2,561,812	2,593,417	(31,605)
	Australian Dollar	Sell	10/18/13	2,561,812	2,602,358	40,546
	British Pound	Sell	9/18/13	1,487,613	1,503,956	16,343
	Canadian Dollar	Sell	10/18/13	2,119,445	2,083,386	(36,059)
	Euro	Buy	9/18/13	4,179,961	4,139,632	40,329
	Euro	Sell	9/18/13	4,179,961	4,139,731	(40,230)
	Indonesian Rupiah	Sell	8/22/13	402,624	371,593	(31,031)
	Japanese Yen	Sell	8/22/13	6,015,802	5,900,807	(114,995)
	Malaysian Ringgit	Buy	8/22/13	1,832,693	1,987,239	(154,546)
	Malaysian Ringgit	Sell	8/22/13	1,832,693	1,924,265	91,572
	New Taiwan Dollar	Buy	8/22/13	404,774	410,871	(6,097)
	New Taiwan Dollar	Sell	8/22/13	404,774	407,697	2,923
	Norwegian Krone	Buy	9/18/13	1,447,311	1,362,795	84,516
	Polish Zloty	Buy	9/18/13	1,276,437	1,264,157	12,280
	Polish Zloty	Sell	9/18/13	1,276,437	1,257,896	(18,541)
	Singapore Dollar	Sell	8/22/13	3,137,553	3,152,243	14,690
	Swedish Krona	Buy	9/18/13	3,676,857	3,675,028	1,829
	Swedish Krona	Sell	9/18/13	3,676,857	3,651,867	(24,990)
	Swiss Franc	Sell	9/18/13	1,457,658	1,422,003	(35,655)
Citibank, N.A.
	British Pound	Sell	9/18/13	1,404,123	1,415,308	11,185
	Canadian Dollar	Sell	10/18/13	1,381,284	1,363,365	(17,919)
	Euro	Buy	9/18/13	5,665,135	5,584,205	80,930
	Euro	Sell	9/18/13	5,665,135	5,562,561	(102,574)
	Japanese Yen	Sell	8/22/13	2,177,717	2,336,504	158,787
	Swedish Krona	Buy	9/18/13	165,642	159,428	6,214
	Swedish Krona	Sell	9/18/13	165,642	164,473	(1,169)
	Swiss Franc	Sell	9/18/13	2,778,467	2,721,076	(57,391)
	Thai Baht	Buy	8/22/13	1,183,422	1,257,035	(73,613)
	Thai Baht	Sell	8/22/13	1,183,422	1,223,691	40,269
	Turkish Lira	Sell	9/18/13	1,587	1,931	344
Credit Suisse International
	Australian Dollar	Buy	10/18/13	536	28,129	(27,593)
	British Pound	Sell	9/18/13	1,548,900	1,527,063	(21,837)
	Canadian Dollar	Sell	10/18/13	1,942,970	1,923,844	(19,126)
	Chinese Yuan (onshore)	Buy	8/22/13	1,614,989	1,597,505	17,484
	Chinese Yuan (onshore)	Sell	8/22/13	1,614,989	1,600,727	(14,262)
	Czech Koruna	Sell	9/18/13	821,759	817,336	(4,423)
	Euro	Buy	9/18/13	4,082,963	4,035,100	47,863
	Indonesian Rupiah	Buy	8/22/13	386,070	405,224	(19,154)
	Indonesian Rupiah	Sell	8/22/13	386,070	399,180	13,110
	Japanese Yen	Sell	8/22/13	4,637,479	4,754,809	117,330
	Mexican Peso	Buy	10/18/13	833,903	825,529	8,374
	New Taiwan Dollar	Buy	8/22/13	404,771	409,137	(4,366)
	New Taiwan Dollar	Sell	8/22/13	404,771	407,694	2,923
	Norwegian Krone	Buy	9/18/13	651,337	727,528	(76,191)
	Philippine Peso	Buy	8/22/13	1,065,725	1,122,891	(57,166)
	Philippine Peso	Sell	8/22/13	1,065,725	1,093,062	27,337
	Polish Zloty	Buy	9/18/13	1,276,437	1,263,586	12,851
	Polish Zloty	Sell	9/18/13	1,276,437	1,256,684	(19,753)
	Swedish Krona	Buy	9/18/13	2,992,251	2,966,180	26,071
	Swedish Krona	Sell	9/18/13	2,992,251	3,003,230	10,979
	Swiss Franc	Sell	9/18/13	2,778,467	2,716,751	(61,716)
	Turkish Lira	Sell	9/18/13	1,485	2,043	558
Deutsche Bank AG
	British Pound	Sell	9/18/13	1,334,168	1,383,969	49,801
	Euro	Buy	9/18/13	7,314,633	7,195,873	118,760
	Euro	Sell	9/18/13	7,314,633	7,200,096	(114,537)
	Japanese Yen	Sell	8/22/13	2,369,631	2,428,500	58,869
	Norwegian Krone	Buy	9/18/13	103,285	112,667	(9,382)
	Polish Zloty	Buy	9/18/13	830,722	809,977	20,745
	Polish Zloty	Sell	9/18/13	830,722	811,046	(19,676)
	Swedish Krona	Buy	9/18/13	1,357,380	1,306,582	50,798
	Swedish Krona	Sell	9/18/13	1,357,380	1,347,631	(9,749)
	Swiss Franc	Sell	9/18/13	2,802,464	2,687,177	(115,287)
Goldman Sachs International
	British Pound	Sell	9/18/13	495,466	499,585	4,119
	Canadian Dollar	Sell	10/18/13	1,396,540	1,393,056	(3,484)
	Euro	Buy	9/18/13	5,210,881	5,178,813	32,068
	Euro	Sell	9/18/13	5,210,881	5,141,131	(69,750)
	Japanese Yen	Sell	8/22/13	2,362,272	2,475,480	113,208
	Norwegian Krone	Buy	9/18/13	199,912	193,926	5,986
	Norwegian Krone	Sell	9/18/13	199,912	202,103	2,191
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	1,357,364	1,378,162	(20,798)
	Australian Dollar	Sell	10/18/13	1,357,364	1,378,435	21,071
	British Pound	Sell	9/18/13	1,455,829	1,467,608	11,779
	Canadian Dollar	Sell	10/18/13	649,438	635,073	(14,365)
	Chinese Yuan (offshore)	Sell	8/22/13	1,667,526	1,664,129	(3,397)
	Euro	Buy	9/18/13	3,169,798	3,157,800	11,998
	Euro	Sell	9/18/13	3,169,798	3,130,646	(39,152)
	Indian Rupee	Buy	8/22/13	744,264	834,632	(90,368)
	Indian Rupee	Sell	8/22/13	744,264	795,669	51,405
	Indonesian Rupiah	Sell	8/22/13	402,624	396,989	(5,635)
	Japanese Yen	Sell	8/22/13	126,123	229,167	103,044
	Norwegian Krone	Buy	9/18/13	1,363,337	1,303,564	59,773
	Philippine Peso	Buy	8/22/13	515,095	544,803	(29,708)
	Philippine Peso	Sell	8/22/13	515,095	523,741	8,646
	Polish Zloty	Buy	9/18/13	430,959	429,807	1,152
	Polish Zloty	Sell	9/18/13	430,959	425,570	(5,389)
	Swedish Krona	Sell	9/18/13	1,325,028	1,260,639	(64,389)
	Thai Baht	Buy	8/22/13	389,815	414,197	(24,382)
	Thai Baht	Sell	8/22/13	389,815	399,072	9,257
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	2,943,473	2,992,060	(48,587)
	Australian Dollar	Sell	10/18/13	2,943,473	3,005,758	62,285
	British Pound	Sell	9/18/13	57,181	30,655	(26,526)
	Canadian Dollar	Sell	10/18/13	1,203,059	1,211,319	8,260
	Chinese Yuan (onshore)	Buy	8/22/13	936,317	925,492	10,825
	Chinese Yuan (onshore)	Sell	8/22/13	936,317	927,934	(8,383)
	Czech Koruna	Sell	9/18/13	821,764	815,989	(5,775)
	Euro	Buy	9/18/13	7,896,621	7,819,984	76,637
	Euro	Sell	9/18/13	7,896,621	7,831,323	(65,298)
	Japanese Yen	Sell	8/22/13	2,359,199	2,440,905	81,706
	Malaysian Ringgit	Buy	8/22/13	1,334,575	1,413,261	(78,686)
	Malaysian Ringgit	Sell	8/22/13	1,334,575	1,402,626	68,051
	Mexican Peso	Buy	10/18/13	622,518	619,662	2,856
	New Taiwan Dollar	Buy	8/22/13	404,774	412,107	(7,333)
	New Taiwan Dollar	Sell	8/22/13	404,774	407,971	3,197
	Norwegian Krone	Buy	9/18/13	369,333	414,225	(44,892)
	Polish Zloty	Buy	9/18/13	414,518	403,570	10,948
	Polish Zloty	Sell	9/18/13	414,518	405,797	(8,721)
	Russian Ruble	Buy	9/18/13	418,103	423,078	(4,975)
	Russian Ruble	Sell	9/18/13	418,103	417,580	(523)
	Singapore Dollar	Sell	8/22/13	3,137,474	3,141,750	4,276
	South Korean Won	Buy	8/22/13	1,284,822	1,277,844	6,978
	South Korean Won	Sell	8/22/13	1,284,822	1,265,671	(19,151)
	Swedish Krona	Buy	9/18/13	1,424,385	1,403,733	20,652
	Swedish Krona	Sell	9/18/13	1,424,385	1,409,544	(14,841)
	Swiss Franc	Sell	9/18/13	1,415,393	1,405,456	(9,937)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/13	1,347,169	1,379,758	(32,589)
	Australian Dollar	Sell	10/18/13	1,347,170	1,358,012	10,842
	British Pound	Sell	9/18/13	2,777,527	2,800,931	23,404
	Euro	Buy	9/18/13	1,425,431	1,419,869	5,562
	Euro	Sell	9/18/13	1,425,431	1,407,731	(17,700)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/18/13	1,382,134	1,369,278	(12,856)
	British Pound	Sell	9/18/13	1,356,675	1,381,285	24,610
	Canadian Dollar	Sell	10/18/13	1,398,580	1,391,192	(7,388)
	Czech Koruna	Sell	9/18/13	821,764	816,155	(5,609)
	Euro	Buy	9/18/13	4,448,069	4,407,740	40,329
	Euro	Sell	9/18/13	4,448,069	4,413,820	(34,249)
	Japanese Yen	Sell	8/22/13	4,416,934	4,407,796	(9,138)
	Mexican Peso	Buy	10/18/13	833,911	825,600	8,311
	Norwegian Krone	Buy	9/18/13	662,399	669,673	(7,274)
	Polish Zloty	Buy	9/18/13	414,581	406,106	8,475
	Polish Zloty	Sell	9/18/13	414,581	403,281	(11,300)
	Singapore Dollar	Sell	8/22/13	3,327,507	3,334,478	6,971
	South Korean Won	Buy	8/22/13	849,887	833,851	16,036
	South Korean Won	Sell	8/22/13	849,887	822,727	(27,160)
	Swedish Krona	Buy	9/18/13	332,004	329,548	2,456
	Swedish Krona	Sell	9/18/13	332,004	319,575	(12,429)
	Swiss Franc	Sell	9/18/13	1,457,658	1,401,776	(55,882)
UBS AG
	Australian Dollar	Buy	10/18/13	3,449,880	3,491,534	(41,654)
	Australian Dollar	Sell	10/18/13	3,449,880	3,525,295	75,415
	British Pound	Sell	9/18/13	1,734,890	1,747,135	12,245
	Canadian Dollar	Buy	10/18/13	1,413,740	1,396,397	17,343
	Canadian Dollar	Sell	10/18/13	1,413,740	1,377,543	(36,197)
	Euro	Buy	9/18/13	3,773,341	3,758,048	15,293
	Japanese Yen	Sell	8/22/13	3,945,275	4,024,322	79,047
	Mexican Peso	Buy	10/18/13	622,518	619,849	2,669
	New Taiwan Dollar	Buy	8/22/13	640,218	652,847	(12,629)
	New Taiwan Dollar	Sell	8/22/13	640,218	645,600	5,382
	Norwegian Krone	Buy	9/18/13	1,114,027	1,159,833	(45,806)
	Philippine Peso	Buy	8/22/13	781,100	812,490	(31,390)
	Philippine Peso	Sell	8/22/13	781,100	802,726	21,626
	Polish Zloty	Buy	9/18/13	861,919	859,614	2,305
	Polish Zloty	Sell	9/18/13	861,919	852,037	(9,882)
	Russian Ruble	Buy	9/18/13	411,385	416,435	(5,050)
	Russian Ruble	Sell	9/18/13	411,385	410,859	(526)
	Singapore Dollar	Sell	8/22/13	3,137,474	3,135,709	(1,765)
	Swedish Krona	Buy	9/18/13	1,614,610	1,606,363	8,247
	Swedish Krona	Sell	9/18/13	1,614,610	1,610,314	(4,296)
	Swiss Franc	Sell	9/18/13	2,778,467	2,719,783	(58,684)
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/13	763,769	809,021	(45,252)
	British Pound	Buy	9/18/13	21,291	21,459	(168)
	British Pound	Sell	9/18/13	21,291	21,276	(15)
	Japanese Yen	Sell	8/22/13	1,710,682	1,917,951	207,269

Total						$(11,778)

FUTURES CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	266	$9,752,741	Sep-13	$(183,129)
FTSE 100 Index (Short)	92	9,185,949	Sep-13	(317,243)
NASDAQ 100 Index E-Mini (Short)	259	15,969,940	Sep-13	(871,276)
S&P 500 Index E-Mini (Long)	453	38,063,325	Sep-13	1,916,159
S&P Mid Cap 400 Index E-Mini (Long)	358	44,016,100	Sep-13	2,855,806
U.S. Treasury Bond 30 yr (Short)	18	$2,413,125	Sep-13	110,778
U.S. Treasury Note 10 yr (Long)	287	36,287,563	Sep-13	(787,889)
U.S. Treasury Note 10 yr (Short)	779	98,494,813	Sep-13	(1,046,293)

Total				$1,676,913

WRITTEN EQUITY OPTIONS OUTSTANDING at 7/31/13 (premiums $387,150) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s (Call)	Aug-13/$101.94	15,000,000	$11,715
Federal National Mortgage Association 30 yr 3.5s (Put)	Aug-13/99.94	15,000,000	30,465
SPDR S&P 500 ETF Trust (Call)	Aug-13/175.00	899,169	62,681
SPDR S&P 500 ETF Trust (Call)	Aug-13/176.00	899,169	36,290

Total			$141,151

TBA SALE COMMITMENTS OUTSTANDING at 7/31/13 (proceeds receivable $66,475,703) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, September 1, 2043	$9,000,000	9/12/13	$9,318,867
Federal National Mortgage Association, 4s, August 1, 2043	35,000,000	8/12/13	36,348,046
Federal National Mortgage Association, 3 1/2s, August 1, 2043	13,000,000	8/12/13	13,102,578
Federal National Mortgage Association, 3s, August 1, 2043	8,000,000	8/12/13	7,755,625

Total			$66,525,116

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$10,198,700	(E)	$(159,015)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$434,143
		28,211,200	(E)	135,119	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,505,645)
		2,835,000	(E)	(1,979)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(70,813)
	Barclays Bank PLC
		879,000		15,119	6/19/23	3 month USD-LIBOR-BBA	2.00%	(43,918)
		1,099,000		(165)	6/19/15	0.40%	3 month USD-LIBOR-BBA	791
		37,291,000	(E)	75,328	9/18/15	3 month USD-LIBOR-BBA	0.45%	23,493
		48,717,000	(E)	(2,379)	9/18/15	0.45%	3 month USD-LIBOR-BBA	65,338
		32,939,000	(E)	112,597	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,803,136)
		3,022,000	(E)	9,199	9/18/43	3.15%	3 month USD-LIBOR-BBA	301,306
		9,246,000	(E)	3,542	9/18/18	1.15%	3 month USD-LIBOR-BBA	228,035
		6,552,000	(E)	(127,060)	9/18/23	2.20%	3 month USD-LIBOR-BBA	254,005
	GBP	1,320,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(173,546)
	Citibank, N.A.
		$4,756,000	(E)	(50,827)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(510,542)
		10,475,000	(E)	1,681	9/18/15	0.45%	3 month USD-LIBOR-BBA	16,241
		7,244,000	(E)	10,557	9/18/18	1.15%	3 month USD-LIBOR-BBA	186,441
		14,308,000	(E)	(36,523)	9/18/23	3 month USD-LIBOR-BBA	2.20%	(868,677)
	Credit Suisse International
		5,141,000		874	6/19/15	0.40%	3 month USD-LIBOR-BBA	5,345
		13,420,000	(E)	6,360	9/18/18	1.15%	3 month USD-LIBOR-BBA	332,198
		6,021,000	(E)	10,537	9/18/15	3 month USD-LIBOR-BBA	0.45%	2,168
		5,373,000	(E)	90,338	9/18/23	3 month USD-LIBOR-BBA	2.20%	(222,157)
		20,593,700	(E)	(108,598)	9/18/23	2.20%	3 month USD-LIBOR-BBA	1,089,132
		247,967,000	(E)	(11,024)	9/18/15	0.45%	3 month USD-LIBOR-BBA	333,650
		562,000	(E)	4,140	9/18/43	3.15%	3 month USD-LIBOR-BBA	58,463
	Deutsche Bank AG
		13,182,000	(E)	(45,875)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(1,320,045)
		3,202,000	(E)	(314)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(4,765)
		534,000	(E)	(385)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(13,351)
		8,252,000	(E)	3,855	9/18/23	3 month USD-LIBOR-BBA	2.20%	(476,081)
	Goldman Sachs International
		18,377,000	(E)	(181,435)	9/18/18	1.15%	3 month USD-LIBOR-BBA	264,758
		1,625,000	(E)	13,129	9/18/43	3 month USD-LIBOR-BBA	3.15%	(143,943)
		8,370,000	(E)	(48,602)	9/18/23	2.20%	3 month USD-LIBOR-BBA	438,197
		49,138,000	(E)	4,484	9/18/15	3 month USD-LIBOR-BBA	0.45%	(63,818)
		836,000	(E)	19,094	9/18/23	3 month USD-LIBOR-BBA	2.20%	(29,528)
	GBP	1,320,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	20,471
	JPMorgan Chase Bank N.A.
		$5,213,700	(E)	(48,414)	9/18/23	2.20%	3 month USD-LIBOR-BBA	254,814
		824,000	(E)	5,521	9/18/23	3 month USD-LIBOR-BBA	2.20%	(42,403)
		8,086,000	(E)	(1,952)	9/18/15	0.45%	3 month USD-LIBOR-BBA	9,287

	Total							$(2,974,092)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$787,000	(E)	$(46,752)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$(980)
	5,039,800	(E)	303,325	9/18/23	3 month USD-LIBOR-BBA	2.20%	10,210
	1,455,000	(E)	2,034	9/18/15	3 month USD-LIBOR-BBA	0.45%	11
	19,351,000	(E)	(48,611)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(21,712)
	3,920,000	(E)	74,135	9/18/23	3 month USD-LIBOR-BBA	2.20%	(153,852)
	11,798,000	(E)	(391,597)	9/18/23	2.20%	3 month USD-LIBOR-BBA	294,574
	7,355,000	(E)	(435,520)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(7,753)
	25,215,000	(E)	70,210	9/18/15	3 month USD-LIBOR-BBA	0.45%	35,161
	712,000	(E)	18,644	9/18/23	3 month USD-LIBOR-BBA	2.20%	(22,766)
	45,993,000	(E)	1,305,769	9/18/18	3 month USD-LIBOR-BBA	1.15%	189,059
	32,213,000	(E)	(1,374,256)	9/18/23	2.20%	3 month USD-LIBOR-BBA	499,254
	36,710,000	(E)	(86,592)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(35,565)
	11,058,000	(E)	(1,094,014)	9/18/43	3.15%	3 month USD-LIBOR-BBA	(25,146)
	416,600	(E)	(25,668)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(1,439)
	3,243,600	(E)	(193,221)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(4,574)
	2,064,000	(E)	(209,979)	9/18/43	3.15%	3 month USD-LIBOR-BBA	(10,473)
	5,478,000	(E)	136,625	9/18/18	3 month USD-LIBOR-BBA	1.15%	3,619
	195,000	(E)	(16,470)	9/18/43	3.15%	3 month USD-LIBOR-BBA	2,378
	5,690,000	(E)	124,273	9/18/18	3 month USD-LIBOR-BBA	1.15%	(13,880)
	14,217,600	(E)	(392,301)	9/18/23	2.20%	3 month USD-LIBOR-BBA	434,594
	9,204,000	(E)	476,345	9/18/23	3 month USD-LIBOR-BBA	2.20%	(58,961)
	9,633,000	(E)	15,104	9/18/15	3 month USD-LIBOR-BBA	0.45%	1,714

	Total						$1,113,473
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,288,722	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(3,149)
	570,579	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,394)
	4,155,623	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	40,872
	1,940,877	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(19,089)
	916,846	(5,157)	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(366)
	11,660,000	—	7/19/23	(2.585%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(56,539)
baskets	1,168,032	—	3/14/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	5,254,791
units	30,445	—	3/14/14	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(5,729,761)
Barclays Bank PLC
	$488,028	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,291
	944,544	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,196)
	872,112	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,275
	2,137,631	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,760)
	1,578,304	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,643
	1,377,171	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,501
	28,592,134	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(69,860)
	1,804,418	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,409)
	5,429,782	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(29,870)
	751,730	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,381
	542,621	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,743
	764,224	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,867)
	495,191	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	709
	4,782,576	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26,310)
	4,534,137	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	31,280
	1,329,634	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	9,517
	155,269	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(743)
	64,002	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	128
	351,249	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,932)
	312,007	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,152
	1,444,125	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,203)
	6,197,123	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	49,521
	887,578	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	7,093
	3,255,723	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,460
	8,155,731	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(44,867)
	4,923,170	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	35,240
	2,018,613	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,105)
	8,516,472	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	59,194
	5,528,717	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,508)
	5,642,797	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	39,221
	440,341	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,969
	12,025	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	84
	16,031,182	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	110,594
	427,265	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,881
	1,386,400	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,349
	1,004,900	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,776
	2,176,871	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	21,410
	208,355	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,743)
	216,334	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,190)
	6,166,839	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(33,925)
	7,231,953	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(60,488)
	4,404,924	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	24,233
	5,165,680	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	43,206
	2,440,542	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	24,003
	375,356	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,692
	2,764,876	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,755
	948,885	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,204)
	474,442	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,102)
	474,442	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,102)
	1,940,877	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(19,089)
	952,134	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,225)
	2,473,061	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(16,169)
	952,134	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,225)
	311,024	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,711)
	3,308,014	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,083)
	1,500,095	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(22,329)
	950,953	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(14,155)
	588,527	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,788)
	1,512,957	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,038
	3,102,460	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,580
	1,901,160	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(12,430)
	1,100,471	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,054)
	11,760,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(38,690)
	2,059,677	(23,171)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,648)
	4,535,765	(78,667)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(20,045)
Citibank, N.A.
	1,816,151	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,529
	861,139	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,941
	1,308,397	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,197)
	2,852,634	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,422)
	2,450,074	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,986
	2,694,503	(53,890)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(24,051)
baskets	418,092	—	6/9/14	3 month USD-LIBOR-BBA minus 0.95%	A basket (CGPUTS17) of common stocks	(3,052,158)
baskets	527	—	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	1,717,733
units	11,330	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(1,960,056)
units	707	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(122,343)
Credit Suisse International
	$1,085,241	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,487
	109,767	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(268)
	570,062	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,393)
	1,498,996	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,743)
	1,940,877	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(19,089)
	3,307,496	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,081)
	588,527	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,788)
	3,925,710	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,592
	3,279,537	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,013
	3,418,816	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,353
	4,672,848	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,417
	3,451,435	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,433
	2,728,115	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,666
	2,607,475	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,371
	3,334,938	(35,955)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,773)
	11,560,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(39,165)
	2,273,987	(45,480)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(19,171)
	2,424,518	(44,702)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(15,451)
	3,133,956	(27,422)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	10,773
	2,690,132	(18,495)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,291
Goldman Sachs International
	464,324	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	932
	1,627,414	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,267
	1,255,430	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,521
	435,159	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	623
	4,303,855	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,165
	2,264,390	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,546
	109,249	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(267)
	1,052,620	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,572)
	1,048,860	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,316)
	2,165,024	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,165
	2,165,024	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,165
	294,609	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(720)
	1,011,717	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,472)
	1,795,688	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(17,661)
	4,173,720	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,198)
	1,557,752	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(15,321)
	1,664,875	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,159)
	625,503	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,441)
	5,619,844	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,731)
	4,059,963	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(39,931)
	1,525,218	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(15,001)
	513,625	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,255)
	439,259	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	629
	792,715	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,135
	96,072	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	193
	1,194,050	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,744)
	6,075,949	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,080)
	833,273	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,194
	497,826	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	713
	1,666,693	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,387
	1,363,518	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,411)
	355,120	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	713
	4,146,797	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,132)
	197,787	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(483)
	441,655	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,079)
	2,280,702	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,547)
	234,166	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	470
	354,429	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	712
	118,327	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(651)
	315,447	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,735)
	343,923	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	690
	687,984	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,381
	465,983	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	936
	1,902,276	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,648)
	1,539,322	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,761)
	2,949,719	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,207)
	2,192,226	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,356)
	267,619	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	537
	992,559	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,425)
	1,783,479	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,581
	3,534,850	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,168
	3,437,973	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,400
	3,274,869	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,788
	1,479,573	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,552
	875,544	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,139
	2,852,634	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,422
	3,228,011	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,481)
	3,126,935	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,479
	1,766,621	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,316)
	1,750,528	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(17,217)
	3,697,892	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,035
	3,665,184	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(36,048)
	1,940,877	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(19,089)
	1,845,322	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,509)
	2,564,500	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,266)
	1,176,569	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,572)
	1,432,662	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,500)
	11,560,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(50,425)
	2,449,769	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	24,093
	758,481	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,460
	5,182,331	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,662
	2,949,719	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,497)
	5,182,331	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,662
	3,184,942	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	31,325
JPMorgan Chase Bank N.A.
	1,583,850	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,870)
	2,368,191	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(23,292)
UBS AG
baskets	476,409	—	5/19/14	(3 month USD-LIBOR-BBA plus 0.90%)	A basket (UBSEMBSK) of common stocks	(953,943)
shares	466,462	—	7/18/14	3 month USD-LIBOR-BBA minus 0.45%	Vanguard Index Funds - MSCI Emerging Markets ETF	375,650
units	112,580	—	5/19/14	3 month USD-LIBOR-BBA plus 0.20%	MSCI Emerging Markets TR Net USD	4,233,797

Total						$(577,347)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$4,785	$70,000	5/11/63	300 bp	$(1,103)
	CMBX NA BBB Index	BBB-/P	9,522	158,000	5/11/63	300 bp	(3,769)
	CMBX NA BBB Index	BBB-/P	19,446	315,000	5/11/63	300 bp	(7,050)
	CMBX NA BBB Index	BBB-/P	18,582	326,000	5/11/63	300 bp	(8,840)
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	1,293	44,000	5/11/63	300 bp	(2,408)
	CMBX NA BBB Index	BBB-/P	2,813	147,000	5/11/63	300 bp	(9,552)
	CMBX NA BBB Index	BBB-/P	18,212	149,000	5/11/63	300 bp	5,678
	CMBX NA BBB Index	BBB-/P	14,452	149,000	5/11/63	300 bp	1,919
	CMBX NA BBB Index	BBB-/P	1,288	166,000	5/11/63	300 bp	(12,676)
	CMBX NA BBB Index	BBB-/P	19,183	241,000	5/11/63	300 bp	(1,089)
	CMBX NA BBB Index	BBB-/P	8,915	293,000	5/11/63	300 bp	(15,731)
	CMBX NA BBB Index	BBB-/P	5,180	294,000	5/11/63	300 bp	(19,550)
	CMBX NA BBB Index	BBB-/P	4,548	296,000	5/11/63	300 bp	(20,351)
	CMBX NA BBB Index	BBB-/P	33,557	297,000	5/11/63	300 bp	8,575
	CMBX NA BBB Index	BBB-/P	28,904	298,000	5/11/63	300 bp	3,838
	CMBX NA BBB Index	BBB-/P	24,736	310,000	5/11/63	300 bp	(1,340)
	CMBX NA BBB Index	BBB-/P	24,002	310,000	5/11/63	300 bp	(2,074)
	CMBX NA BBB Index	BBB-/P	20,393	310,000	5/11/63	300 bp	(5,683)
	CMBX NA BBB Index	BBB-/P	23,820	327,000	5/11/63	300 bp	(3,686)
	CMBX NA BBB Index	BBB-/P	3,855	332,000	5/11/63	300 bp	(24,072)
	CMBX NA BBB Index	BBB-/P	36,250	473,000	5/11/63	300 bp	(3,537)
	CMBX NA BBB Index	BBB-/P	30,285	738,000	5/11/63	300 bp	(31,793)
	NA IG Series 20 Index	BBB+/P	(191,838)	38,800,000	6/20/18	100 bp	336,099
	CMBX NA BBB Index	BBB-/P	32,622	295,000	5/11/63	300 bp	7,807
	Goldman Sachs International
	NA IG Series 20 Index	BBB+/P	(47,414)	7,950,000	6/20/18	100 bp	60,759
	NA IG Series 20 Index	BBB+/P	(38,474)	7,000,000	6/20/18	100 bp	56,773
	NA IG Series 20 Index	BBB+/P	(141,354)	15,800,000	6/20/18	100 bp	73,632

	Total						$380,776

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $933,150,249.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,046,084,782, resulting in gross unrealized appreciation and depreciation of $81,425,887 and $13,843,038, respectively, or net unrealized appreciation of $67,582,849.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$75,245,392	$102,341,051	$177,586,443	$26,087	$—
	Putnam Short Term Investment Fund *	—	338,696,833	269,141,407	22,215	69,555,426
	Totals	$75,245,392	$441,037,884	$446,727,850	$48,302	$69,555,426
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $582,973,315 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $5,608,599 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,554,839 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $7,089,688.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$7,888,771	$—	$—
Capital goods	12,699,619	—	—
Communication services	10,048,757	—	—
Conglomerates	23,480,100	—	—
Consumer cyclicals	52,345,094	—	—
Consumer staples	41,274,503	—	—
Energy	28,336,400	—	—
Financials	50,273,468	—	—
Health care	40,775,634	—	—
Technology	58,592,509	—	—
Transportation	6,709,361	—	—
Utilities and power	9,033,172	—	—
Total common stocks	341,457,388	—	—
Commodity linked notes	—	18,618,630	—
Corporate bonds and notes	—	136,902,789	—
Foreign government and agency bonds and notes	—	6,625,958	—
Investment companies	942,069	—	—
Mortgage-backed securities	—	133,428,552	—
Purchased equity options outstanding	—	2,052,096	—
Senior loans	—	55,120,063	—
U.S. government and agency mortgage obligations	—	184,107,562	—
Short-term investments	94,205,426	140,207,098	—

Totals by level	$436,604,883	$677,062,748	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(11,778)	$—
Futures contracts	1,676,913	—	—
Written equity options outstanding	—	(141,151)	—
TBA sale commitments	—	(66,525,116)	—
Interest rate swap contracts	—	230,971	—
Total return swap contracts	—	(244,408)	—
Credit default contracts	—	413,213	—

Totals by level	$1,676,913	$(66,278,269)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$946,343	$533,130
Foreign exchange contracts	2,653,224	2,665,002
Equity contracts	18,406,032	13,294,377
Interest rate contracts	11,601,740	13,138,974

Total	$33,607,339	$29,631,483

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	1,800,000
Written equity option contracts (number of contracts)	11,100,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$509,000,000
OTC interest rate swap contracts (notional)	$563,900,000
Centrally cleared interest rate swap contracts (notional)	$76,600,000
OTC total return swap contracts (notional)	$970,400,000
OTC credit default swap contracts (notional)	$64,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013